FINANCIAL INSTRUMENTS (Details 1) $ in Thousands, $ in Thousands	Feb. 21, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 CAD ($)
IfrsStatementLineItems [Line Items]
Accounts payable		$ 1		$ 1
Current debt facilities		6,587		7,143
Credit facility	$ 3,000	628	$ 850	$ 0	$ 20,000
Net asset (liability)		(749)	$ (9,031)
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Accounts payable		4,942
Current debt facilities		6,587
Credit facility		628
Other long-term liabilities		(1,952)
Total		14,109
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Accounts payable		(4,942)
Current debt facilities		(8,822)
Credit facility		(628)
Other long-term liabilities		2,120
Total		(16,512)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable		(4,942)
Current debt facilities		(8,822)
Credit facility		(628)
Other long-term liabilities		513
Total		(14,905)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities		480
Total		(480)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities		486
Total		(486)
Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities		641
Total		$ (641)